LOANS - Consumer Loan Delinquency (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Delinquency status
Loans, net of unearned income	$ 644,635,000,000	$ 665,472,000,000
Loans at fair value	5,901,000,000	5,029,000,000
Residential first mortgages | Consumer Credit Scores (FICOs)
Consumer Loans Credit Quality Indicators, FICO score
Loan, credit score less than 620	8,911,000,000	11,860,000,000
Loan, credit score equal to or greater than 620 but less than 660	5,463,000,000	6,426,000,000
Loan, credit score equal to or greater than 660	45,783,000,000	46,207,000,000
Residential first mortgages | Loan to Values (LTVs)
Residential Mortgage Loan to Values
Loan, credit indicator ratio less than or equal to 80%	48,163,000,000	45,809,000,000
Loan, credit indicator ratio greater than 80% but less than or equal to 100%	9,480,000,000	13,458,000,000
Loan, credit indicator ratio greater than 100%	2,670,000,000	5,269,000,000
Home equity loans | Consumer Credit Scores (FICOs)
Consumer Loans Credit Quality Indicators, FICO score
Loan, credit score less than 620	3,257,000,000	4,093,000,000
Loan, credit score equal to or greater than 620 but less than 660	2,456,000,000	2,779,000,000
Loan, credit score equal to or greater than 660	20,957,000,000	23,152,000,000
Home equity loans | Loan to Values (LTVs)
Residential Mortgage Loan to Values
Loan, credit indicator ratio less than or equal to 80%	14,638,000,000	14,216,000,000
Loan, credit indicator ratio greater than 80% but less than or equal to 100%	7,267,000,000	8,685,000,000
Loan, credit indicator ratio greater than 100%	4,641,000,000	6,935,000,000
Credit cards | Consumer Credit Scores (FICOs)
Consumer Loans Credit Quality Indicators, FICO score
Loan, credit score less than 620	7,647,000,000	8,125,000,000
Loan, credit score equal to or greater than 620 but less than 660	10,296,000,000	10,693,000,000
Loan, credit score equal to or greater than 660	92,877,000,000	94,437,000,000
Installment and other | Consumer Credit Scores (FICOs)
Consumer Loans Credit Quality Indicators, FICO score
Loan, credit score less than 620	4,015,000,000	3,900,000,000
Loan, credit score equal to or greater than 620 but less than 660	2,520,000,000	2,399,000,000
Loan, credit score equal to or greater than 660	5,150,000,000	5,186,000,000
Consumer
Delinquency status
Number of days past due, non-accrual status	60 days	60 days
Loans, current	357,348,000,000	376,858,000,000
Loans, 30-89 days past due	4,529,000,000	5,957,000,000
Loans, greater than or equal to 90 days past due	4,650,000,000	5,745,000,000
Loans, Past due government guaranteed	3,443,000,000	5,271,000,000
Loans, net of unearned income	369,970,000,000	393,831,000,000
Loans, total non-accrual	5,924,000,000	7,095,000,000
Loans, 90 days past due and accruing	4,372,000,000	5,876,000,000
Loans less than this number of days past due are considered current	30 days	30 days
Consumer | Minimum
Delinquency status
Minimum number of payments made consecutively for the loans to be re-aged	1	1
Consumer | Maximum
Delinquency status
Minimum number of payments made consecutively for the loans to be re-aged	3	3
Consumer | Consumer Credit Scores (FICOs)
Consumer Loans Credit Quality Indicators, FICO score
Loan, credit score less than 620	23,830,000,000	27,978,000,000
Loan, credit score equal to or greater than 620 but less than 660	20,735,000,000	22,297,000,000
Loan, credit score equal to or greater than 660	164,767,000,000	168,982,000,000
Consumer | Loan to Values (LTVs)
Residential Mortgage Loan to Values
Loan, credit indicator ratio less than or equal to 80%	62,801,000,000	60,025,000,000
Loan, credit indicator ratio greater than 80% but less than or equal to 100%	16,747,000,000	22,143,000,000
Loan, credit indicator ratio greater than 100%	7,311,000,000	12,204,000,000
Consumer | Residential first mortgages
Delinquency status
Number of days past due, non-accrual status	90 days	90 days
Loans at fair value	43,000,000	900,000,000
Consumer | Home equity loans
Delinquency status
Number of days past due, non-accrual status	90 days	90 days
Consumer | Credit cards
Delinquency status
Number of days past due, non-accrual status	180 days	180 days
Consumer | Installment and other
Delinquency status
Number of days past due, non-accrual status	90 days	90 days
Consumer | Commercial market loans
Delinquency status
Number of days past due, non-accrual status	90 days	90 days
Consumer | Total GCB and Citi Holdings Consumer
Delinquency status
Loans, current	357,110,000,000	376,520,000,000
Loans, 30-89 days past due	4,519,000,000	5,944,000,000
Loans, greater than or equal to 90 days past due	4,639,000,000	5,729,000,000
Loans, Past due government guaranteed	3,443,000,000	5,271,000,000
Loans, net of unearned income	369,711,000,000	393,464,000,000
Loans, total non-accrual	5,894,000,000	7,052,000,000
Loans, 90 days past due and accruing	4,372,000,000	5,876,000,000
Consumer | Other
Delinquency status
Loans, current	238,000,000	338,000,000
Loans, 30-89 days past due	10,000,000	13,000,000
Loans, greater than or equal to 90 days past due	11,000,000	16,000,000
Loans, Past due government guaranteed	0	0
Loans, net of unearned income	259,000,000	367,000,000
Loans, total non-accrual	30,000,000	43,000,000
Loans, 90 days past due and accruing	0	0
Consumer | Unsecured Revolving Loans
Delinquency status
Number of days past due, non-accrual status	180 days	180 days
Consumer | In North America Offices
Delinquency status
Loans, current	221,424,000,000	232,340,000,000
Loans, 30-89 days past due	3,191,000,000	4,220,000,000
Loans, greater than or equal to 90 days past due	3,459,000,000	4,303,000,000
Loans, Past due government guaranteed	3,443,000,000	5,271,000,000
Loans, net of unearned income	231,517,000,000	246,134,000,000
Loans, total non-accrual	4,406,000,000	5,226,000,000
Loans, 90 days past due and accruing	4,050,000,000	5,463,000,000
Consumer | In North America Offices | Residential first mortgages
Delinquency status
Loans, current	61,730,000,000	66,612,000,000
Loans, 30-89 days past due	1,280,000,000	2,044,000,000
Loans, greater than or equal to 90 days past due	1,371,000,000	1,975,000,000
Loans, Past due government guaranteed	3,443,000,000	5,271,000,000
Loans, net of unearned income	67,824,000,000	75,902,000,000
Loans, total non-accrual	2,746,000,000	3,415,000,000
Loans, 90 days past due and accruing	2,759,000,000	3,997,000,000
Loans, 30-89 days past due, guaranteed by U.S. government-sponsored agencies	600,000,000	1,200,000,000
Loans, greater than or equal to 90 days past due, guaranteed by U.S. government-sponsored agencies	2,800,000,000	4,100,000,000
Consumer | In North America Offices | Home equity loans
Delinquency status
Loans, current	27,262,000,000	30,603,000,000
Loans, 30-89 days past due	335,000,000	434,000,000
Loans, greater than or equal to 90 days past due	520,000,000	605,000,000
Loans, Past due government guaranteed	0	0
Loans, net of unearned income	28,117,000,000	31,642,000,000
Loans, total non-accrual	1,271,000,000	1,452,000,000
Loans, 90 days past due and accruing	0	0
Consumer | In North America Offices | Credit cards
Delinquency status
Loans, current	111,441,000,000	113,886,000,000
Loans, 30-89 days past due	1,316,000,000	1,491,000,000
Loans, greater than or equal to 90 days past due	1,271,000,000	1,452,000,000
Loans, Past due government guaranteed	0	0
Loans, net of unearned income	114,028,000,000	116,829,000,000
Loans, total non-accrual	0	0
Loans, 90 days past due and accruing	1,273,000,000	1,452,000,000
Consumer | In North America Offices | Installment and other
Delinquency status
Loans, current	12,361,000,000	12,609,000,000
Loans, 30-89 days past due	229,000,000	225,000,000
Loans, greater than or equal to 90 days past due	284,000,000	243,000,000
Loans, Past due government guaranteed	0	0
Loans, net of unearned income	12,874,000,000	13,077,000,000
Loans, total non-accrual	254,000,000	247,000,000
Loans, 90 days past due and accruing	3,000,000	7,000,000
Consumer | In North America Offices | Commercial market loans
Delinquency status
Loans, current	8,630,000,000	8,630,000,000
Loans, 30-89 days past due	31,000,000	26,000,000
Loans, greater than or equal to 90 days past due	13,000,000	28,000,000
Loans, Past due government guaranteed	0	0
Loans, net of unearned income	8,674,000,000	8,684,000,000
Loans, total non-accrual	135,000,000	112,000,000
Loans, 90 days past due and accruing	15,000,000	7,000,000
Consumer | In offices outside North America
Delinquency status
Loans, current	135,686,000,000	144,180,000,000
Loans, 30-89 days past due	1,328,000,000	1,724,000,000
Loans, greater than or equal to 90 days past due	1,180,000,000	1,426,000,000
Loans, Past due government guaranteed	0	0
Loans, net of unearned income	138,194,000,000	147,330,000,000
Loans, total non-accrual	1,488,000,000	1,826,000,000
Loans, 90 days past due and accruing	322,000,000	413,000,000
Consumer | In offices outside North America | Residential first mortgages
Delinquency status
Loans, current	44,782,000,000	46,067,000,000
Loans, 30-89 days past due	312,000,000	435,000,000
Loans, greater than or equal to 90 days past due	223,000,000	332,000,000
Loans, Past due government guaranteed	0	0
Loans, net of unearned income	45,317,000,000	46,834,000,000
Loans, total non-accrual	454,000,000	584,000,000
Loans, 90 days past due and accruing	0	0
Consumer | In offices outside North America | Home equity loans
Delinquency status
Loans, current	0	0
Loans, 30-89 days past due	0	0
Loans, greater than or equal to 90 days past due	0	0
Loans, Past due government guaranteed	0	0
Loans, net of unearned income	0	0
Loans, total non-accrual	0	0
Loans, 90 days past due and accruing	0	0
Consumer | In offices outside North America | Credit cards
Delinquency status
Loans, current	30,327,000,000	34,733,000,000
Loans, 30-89 days past due	602,000,000	780,000,000
Loans, greater than or equal to 90 days past due	553,000,000	641,000,000
Loans, Past due government guaranteed	0	0
Loans, net of unearned income	31,482,000,000	36,154,000,000
Loans, total non-accrual	413,000,000	402,000,000
Loans, 90 days past due and accruing	322,000,000	413,000,000
Consumer | In offices outside North America | Installment and other
Delinquency status
Loans, current	29,297,000,000	30,138,000,000
Loans, 30-89 days past due	328,000,000	398,000,000
Loans, greater than or equal to 90 days past due	149,000,000	158,000,000
Loans, Past due government guaranteed	0	0
Loans, net of unearned income	29,774,000,000	30,694,000,000
Loans, total non-accrual	216,000,000	230,000,000
Loans, 90 days past due and accruing	0	0
Consumer | In offices outside North America | Commercial market loans
Delinquency status
Loans, current	31,280,000,000	33,242,000,000
Loans, 30-89 days past due	86,000,000	111,000,000
Loans, greater than or equal to 90 days past due	255,000,000	295,000,000
Loans, Past due government guaranteed	0	0
Loans, net of unearned income	31,621,000,000	33,648,000,000
Loans, total non-accrual	405,000,000	610,000,000
Loans, 90 days past due and accruing	$ 0	$ 0
Open-ended consumer loans
Delinquency status
Minimum number of payments made consecutively for the loans to be re-aged	3	3
Number of re-age modification limitations in twelve months	1	1
Number of re-age modification limitations in five years	2	2